Goodwill And Identifiable Intangible Assets - Goodwill (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Oct. 03, 2016	Oct. 02, 2016
Successor
Goodwill [Line Items]
Goodwill				$ 1,907		$ 1,907	[1]				$ 1,907	$ 1,907
Predecessor
Goodwill [Line Items]
Impairment of goodwill					$ 1,400			$ 800
Non cash impairment charges	$ 19	$ 8	$ 183					55		$ 80
Goodwill			$ 2,352					$ 152	[1]	$ 2,352	$ 152	$ 152	[1]
Retail Electric Segment [Member] | Successor
Goodwill [Line Items]
Goodwill, Expected Tax Deductible Amount				$ 1,686
Business Acquisition, Goodwill, Expected Tax Deductible Term				15 years
Goodwill				$ 1,907		1,907
Retail Electric Segment [Member] | Predecessor
Goodwill [Line Items]
Goodwill, Expected Tax Deductible Amount						$ 1,686
Business Acquisition, Goodwill, Expected Tax Deductible Term						15 years

[1]	At December 31, 2016, all goodwill related to the Retail Electricity segment. Predecessor periods are net of accumulated impairment charges totaling $18.170 billion.